Annual Fund Operating Expenses (dei_DocumentInformationDocumentAxis, (PIMCO StocksPLUS® Long Duration Fund), Class P)	0 Months Ended
Apr. 30, 2012
(PIMCO StocksPLUS® Long Duration Fund) | Class P
Operating Expenses:
Management Fees	0.69%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.69%